UNAUDITED CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000
Common shares, shares issued	2,000,000	2,000,000
Common shares, shares outstanding	2,000,000	2,000,000
Ordinary shares subject to possible redemption, per value		$ 0.0001
Ordinary shares subject to possible redemption, shares authorized		200,000,000
Ordinary shares subject to possible redemption, shares outstanding	856,042	953,033
Ordinary shares subject to possible redemption, per share	$ 10.00	$ 10.22
Shares surrendered to company for cancellation		875,000
Ordinary Shares
Ordinary shares subject to possible redemption, per value	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, shares authorized	200,000,000	200,000,000
Ordinary shares subject to redemption
Ordinary shares subject to possible redemption, shares outstanding	856,042	953,033
Ordinary shares subject to possible redemption, per share	$ 10.50	$ 10.22